COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
The future minimum lease payments, year ending December 31,
2015	$ 19,050
2016	76,200
2017	76,200
2018	25,400
Total future minimum lease payments	$ 196,850	$ 254,000